SHARES GRANTED TO CONSULTANTS	6 Months Ended
Jun. 30, 2012
SHARES GRANTED TO CONSULTANTS [Abstract]
SHARES GRANTED TO CONSULTANTS
NOTE 3:-	SHARES GRANTED TO CONSULTANTS

During the period ended June 30, 2012, the Company issued 150,000 of its ordinary shares to one of its consultant for services received during 2012. With respect to the service provided by the consultant, the Company recorded stock based compensation expenses in the amount of $688 and $212 for the six and three months ended June, 30, 2012, respectively. The shares are locked up for a period of nine months from the date they were issued.

Subsequent to June 30, 2012, in July 2012, the consultant is entitled to additional 100,000 ordinary shares.